VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities of Finance Leases For Previous Year (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021		$ 11,705
2022		10,946
2023		11,705
2024		10,978
2025		11,705
Thereafter		13,347
Minimum lease payments	$ 64,552	70,386
Less: imputed interest	(12,108)	(14,109)
Present value of obligations under finance leases	$ 52,444	$ 56,277